Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Emerging Markets Portfolio

December 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.8%
Financials – 25.0%
Banks – 17.4%
Agricultural Bank of China Ltd. - Class H	5,095,000	$1,742,982
Al Rajhi Bank(a)	498,264	9,964,402
AU Small Finance Bank Ltd.(b)	310,526	2,454,693
Bandhan Bank Ltd.(a) (b)	522,932	1,476,173
Bank BTPN Syariah Tbk PT	10,332,700	1,850,170
Bank for Foreign Trade of Vietnam JSC	2,342,201	7,953,918
Bank Mandiri Persero Tbk PT	21,758,500	13,875,267
Bank Negara Indonesia Persero Tbk PT	8,009,200	4,745,191
Bank of Nanjing Co., Ltd. - Class A	1,659,800	2,484,981
Bank of the Philippine Islands	3,757,710	6,892,828
Bank Polska Kasa Opieki SA	436,723	8,687,953
Bank Rakyat Indonesia Persero Tbk PT	9,531,000	3,021,804
China Construction Bank Corp. - Class H	8,328,000	5,208,239
China Merchants Bank Co., Ltd. - Class H	1,124,000	6,220,050
Credicorp Ltd.	38,398	5,209,073
Emirates NBD Bank PJSC	1,760,698	6,201,421
Hana Financial Group, Inc.	620,090	20,648,445
HDFC Bank Ltd.	1,052,640	20,669,466
Industrial Bank Co., Ltd. - Class A	1,124,093	2,838,850
Itau Unibanco Holding SA (Preference Shares)	1,261,600	5,975,130
KB Financial Group, Inc.	569,479	21,818,234
Metropolitan Bank & Trust Co.	7,834,830	7,608,007
Military Commercial Joint Stock Bank(a)	1,635,676	1,185,946
NU Holdings Ltd./Cayman Islands - Class A(a)	1,914,920	7,793,724
Ping An Bank Co., Ltd. - Class A	1,947,260	3,675,682
Regional SAB de CV	411,286	2,975,974
Sberbank of Russia PJSC(a) (c) (d)	951,472	0
State Bank of India	1,254,023	9,281,783

		192,460,386

Capital Markets – 1.0%
B3 SA - Brasil Bolsa Balcao	2,703,400	6,754,775
Banco BTG Pactual SA	981,700	4,440,680

		11,195,455

Consumer Finance – 0.5%
Kaspi.KZ JSC (GDR)(b)	44,000	3,160,254
Muangthai Capital PCL	877,400	962,645
Transaction Capital Ltd.	896,200	1,745,853

		5,868,752

Diversified Financial Services – 2.0%
Housing Development Finance Corp. Ltd.	660,153	21,021,894
Metro Pacific Investments Corp.	17,351,000	1,065,832

		22,087,726

Insurance – 4.1%
AIA Group Ltd.	2,016,400	22,267,874
Hyundai Marine & Fire Insurance Co., Ltd.	153,090	3,566,604
Ping An Insurance Group Co. of China Ltd. - Class H	2,817,500	18,510,241
TQM Alpha PCL	946,700	1,066,011

		45,410,730

		277,023,049

Company	Shares	U.S. $ Value

Consumer Discretionary – 20.7%
Auto Components – 0.2%
Balkrishna Industries Ltd.	85,148	$2,193,057

Automobiles – 3.6%
Great Wall Motor Co., Ltd. - Class H	10,389,500	13,383,963
Guangzhou Automobile Group Co., Ltd. - Class H	9,294,000	6,224,291
Kia Corp.	335,303	15,776,168
Maruti Suzuki India Ltd.	51,102	5,181,087

		40,565,509

Hotels, Restaurants & Leisure – 3.5%
Galaxy Entertainment Group Ltd.	1,364,000	8,967,824
MakeMyTrip Ltd.(a)	419,530	11,566,442
Sands China Ltd.(a)	3,359,200	11,018,940
Tongcheng Travel Holdings Ltd.(a)	3,134,400	7,486,689

		39,039,895

Household Durables – 0.8%
Midea Group Co., Ltd. - Class A	1,144,000	8,489,954

Internet & Direct Marketing Retail – 6.8%
Alibaba Group Holding Ltd.(a)	2,848,680	31,258,306
JD.com, Inc. - Class A	702,313	19,606,204
Meituan Dianping - Class B(a) (b)	786,900	17,434,423
MercadoLibre, Inc.(a)	8,660	7,328,439

		75,627,372

Multiline Retail – 0.1%
Matahari Department Store Tbk PT	3,932,500	1,199,758

Specialty Retail – 3.0%
China Tourism Group Duty Free Corp. Ltd. - Class A	373,400	11,558,097
Lojas Renner SA	2,584,917	10,018,718
Pet Center Comercio e Participacoes SA	1,008,540	1,189,878
Trent Ltd.	142,308	2,319,469
Vibra Energia SA	395,200	1,158,729
Wilcon Depot, Inc.	4,682,800	2,482,474
Zeda Ltd./South Africa(a)	745,079	597,247
Zhongsheng Group Holdings Ltd.	713,000	3,652,057

		32,976,669

Textiles, Apparel & Luxury Goods – 2.7%
ANTA Sports Products Ltd.	420,200	5,465,437
F&F Co., Ltd./New	15,710	1,805,669
Li Ning Co., Ltd.	1,511,500	12,997,384
Samsonite International SA(a) (b)	3,572,100	9,379,287

		29,647,777

		229,739,991

Company	Shares	U.S. $ Value

Information Technology – 19.9%
Electronic Equipment, Instruments & Components – 4.0%
BOE Technology Group Co., Ltd. - Class A	18,272,700	$8,862,229
Lotes Co., Ltd.	84,000	2,247,666
Park Systems Corp.(a)	12,870	1,166,170
Samsung SDI Co., Ltd.(a)	36,190	16,992,739
Sinbon Electronics Co., Ltd.	1,741,000	15,552,450

		44,821,254

IT Services – 1.4%
Chinasoft International Ltd.(a)	1,918,000	1,660,427
Dlocal Ltd.(a)	50,550	787,064
FPT Corp.	375,780	1,224,053
Locaweb Servicos de Internet SA(a) (b)	770,900	1,026,036
LTIMindtree, Ltd.(b)	140,539	7,395,639
My EG Services Bhd	6,208,000	1,226,282
NHN KCP Corp.	52,218	556,917
Persistent Systems Ltd.	36,930	1,722,521

		15,598,939

Semiconductors & Semiconductor Equipment – 12.8%
ASPEED Technology, Inc.	152,400	8,319,322
Broadcom, Inc.	17,590	9,835,097
eMemory Technology, Inc.	23,000	993,243
Gudeng Precision Industrial Co., Ltd.	102,000	875,731
King Yuan Electronics Co., Ltd.	5,180,000	6,083,363
Koh Young Technology, Inc.	131,400	1,333,021
LEENO Industrial, Inc.	15,740	1,944,993
MediaTek, Inc.	454,000	9,179,392
Nanya Technology Corp.	1,930,000	3,205,068
Novatek Microelectronics Corp.	639,000	6,532,319
Parade Technologies Ltd.	96,000	2,405,495
Realtek Semiconductor Corp.	120,000	1,091,279
Silergy Corp.	122,000	1,723,240
SK Hynix, Inc.	296,833	17,710,243
Taiwan Semiconductor Manufacturing Co., Ltd.	3,564,706	51,771,861
United Microelectronics Corp.(a)	13,679,000	17,972,630
WONIK IPS Co., Ltd.	45,740	900,194

		141,876,491

Software – 0.3%
Glodon Co., Ltd. - Class A	134,300	1,155,805
TOTVS SA	400,800	2,089,831

		3,245,636

Technology Hardware, Storage & Peripherals – 1.4%
Samsung Electronics Co., Ltd.	350,140	15,368,780

		220,911,100

Materials – 6.9%
Chemicals – 1.9%
Atul Ltd.	20,576	2,057,294
Chunbo Co., Ltd.	9,940	1,730,686
Deepak Fertilisers & Petrochemicals Corp. Ltd.	83,430	720,628
Hansol Chemical Co., Ltd.	8,940	1,316,675
Navin Fluorine International Ltd.	20,060	986,875

Company	Shares	U.S. $ Value

PI Advanced Materials Co., Ltd.	27,480	$629,298
PI Industries Ltd.	58,985	2,441,676
Sociedad Quimica y Minera de Chile SA (Sponsored ADR)	120,140	9,591,978
SRF Ltd.	50,723	1,403,065

		20,878,175

Construction Materials – 0.5%
GCC SAB de CV	807,122	5,375,843

Metals & Mining – 4.5%
First Quantum Minerals Ltd.	520,597	10,877,171
Freeport-McMoRan, Inc.	397,420	15,101,960
Hoa Phat Group JSC	1,305,542	996,608
Ivanhoe Mines Ltd. - Class A(a)	1,537,291	12,148,459
KGHM Polska Miedz SA	212,950	6,194,204
POSCO Holdings, Inc.	23,230	5,083,926

		50,402,328

		76,656,346

Industrials – 5.4%
Building Products – 0.3%
Astral Ltd.	91,223	2,157,629
Kajaria Ceramics Ltd.	81,712	1,128,732

		3,286,361

Construction & Engineering – 0.6%
Sinopec Engineering Group Co., Ltd. - Class H	12,301,000	5,394,098
Voltas Ltd.	162,463	1,565,948

		6,960,046

Electrical Equipment – 1.5%
Bizlink Holding, Inc.	197,000	1,512,685
Contemporary Amperex Technology Co., Ltd. - Class A	94,800	5,341,776
Ecopro BM Co., Ltd.	86,500	6,327,908
KEI Industries Ltd.	71,678	1,274,204
Voltronic Power Technology Corp.	49,158	2,466,340

		16,922,913

Industrial Conglomerates – 0.6%
Ayala Corp.	159,650	1,998,358
Bidvest Group Ltd. (The)	377,220	4,759,638

		6,757,996

Machinery – 0.8%
Airtac International Group	74,000	2,234,167
Escorts Ltd.	20,473	527,104
Estun Automation Co., Ltd. - Class A	1,849,200	5,757,669

		8,518,940

Professional Services – 0.3%
Centre Testing International Group Co., Ltd. - Class A	510,756	1,636,019
NICE Information Service Co., Ltd.	50,040	485,172
Sporton International, Inc.	129,415	881,973

		3,003,164

Company	Shares	U.S. $ Value

Road & Rail – 0.2%
Globaltrans Investment PLC (Sponsored GDR)(a) (b) (c) (d)	658,169	$1
Rumo SA	511,500	1,806,726

		1,806,727

Trading Companies & Distributors – 0.3%
Barloworld Ltd.	745,079	3,716,351

Transportation Infrastructure – 0.8%
Grupo Aeroportuario del Centro Norte SAB de CV	917,838	7,056,705
Grupo Aeroportuario del Pacifico SAB de CV - Class B	97,910	1,403,847

		8,460,552

		59,433,050

Utilities – 4.9%
Electric Utilities – 3.0%
Centrais Eletricas Brasileiras SA	442,749	3,519,272
Equatorial Energia SA	3,702,400	18,964,038
Power Grid Corp. of India Ltd.	4,283,121	11,055,678

		33,538,988

Gas Utilities – 1.1%
GAIL India Ltd.	3,015,853	3,505,790
Kunlun Energy Co., Ltd.	11,858,000	8,430,479

		11,936,269

Independent Power and Renewable Electricity Producers – 0.8%
ACEN Corp.	478,950	65,854
China Datang Corp. Renewable Power Co., Ltd. - Class H	11,898,000	3,510,564
China Longyuan Power Group Corp. Ltd. - Class H	4,140,000	5,032,537

		8,608,955

		54,084,212

Energy – 3.2%
Energy Equipment & Services – 1.3%
China Oilfield Services Ltd. - Class H	11,704,000	14,225,611

Oil, Gas & Consumable Fuels – 1.9%
China Petroleum & Chemical Corp. - Class H	10,188,000	4,908,700
Gazprom PJSC (Sponsored ADR)(a) (c) (d)	436,750	1
LUKOIL PJSC(c) (d)	80,321	0
Parex Resources, Inc.	502,645	7,480,278
PetroChina Co., Ltd. - Class H	10,844,000	4,953,465
Reliance Industries Ltd.	126,693	3,889,247

		21,231,691

		35,457,302

Company	Shares	U.S. $ Value

Real Estate – 3.1%
Real Estate Management & Development – 3.1%
Ayala Land, Inc.	10,141,100	$5,629,411
China Overseas Land & Investment Ltd.	3,153,500	8,252,308
China Resources Land Ltd.	1,652,000	7,515,556
Emaar Properties PJSC	3,558,297	5,660,999
Megaworld Corp.	52,878,000	1,903,027
Midea Real Estate Holding Ltd.(b)	1,475,400	2,268,963
Vincom Retail JSC(a)	1,326,300	1,478,602
Vinhomes JSC(b)	802,500	1,631,320

		34,340,186

Communication Services – 2.6%
Entertainment – 0.5%
International Games System Co., Ltd.	386,000	5,433,604

Interactive Media & Services – 2.0%
Tencent Holdings Ltd.	522,700	22,162,670

Media – 0.1%
Media Nusantara Citra Tbk PT(a)	21,674,000	1,030,305

		28,626,579

Health Care – 2.1%
Health Care Providers & Services – 1.7%
Apollo Hospitals Enterprise Ltd.	90,150	4,869,797
Dr Lal PathLabs Ltd.(b)	52,957	1,443,876
Hapvida Participacoes e Investimentos SA(a) (b)	4,287,700	4,131,769
Universal Vision Biotechnology Co., Ltd.	853,450	8,284,159

		18,729,601

Pharmaceuticals – 0.4%
Genomma Lab Internacional SAB de CV - Class B	5,405,217	4,679,445

		23,409,046

Consumer Staples – 2.0%
Food & Staples Retailing – 1.4%
Atacadao SA	2,117,500	5,934,155
BGF retail Co., Ltd.	12,250	2,050,055
Dino Polska SA(a) (b)	89,290	7,668,604
X5 Retail Group NV (GDR)(b) (c) (d)	226,094	0

		15,652,814

Personal Products – 0.2%
Proya Cosmetics Co., Ltd. - Class A	94,440	2,272,957

Tobacco – 0.4%
ITC Ltd.	1,217,096	4,863,649

		22,789,420

Total Common Stocks (cost $1,086,488,596)		1,062,470,281

Company	Shares	U.S. $ Value

EQUITY LINKED NOTES – 2.3%
Information Technology – 1.4%
IT Services – 1.4%
FPT Corp. Macquarie Bank Ltd., expiring 03/31/2023(a)	4,720,355	$15,397,468

Real Estate – 0.5%
Real Estate Management & Development – 0.5%
Vincom Retail JSC Macquarie Bank Ltd., expiring 03/31/2023	5,053,410	5,629,170

Financials – 0.2%
Banks – 0.2%
Qatar National Bank (HSPLC) HSBC Bank PLC, expiring 06/14/2023	418,490	2,068,462

Consumer Discretionary – 0.2%
Specialty Retail – 0.2%
Mobile World Investment Corp. Macquarie Bank Ltd., expiring 03/31/2023	1,074,400	1,955,111

Total Equity Linked Notes (cost $15,980,214)		25,050,211

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.12%(e) (f) (g) (cost $15,178,551)	15,178,551	15,178,551

Total Investments – 99.5% (cost $1,117,647,361)(h)		1,102,699,043
Other assets less liabilities – 0.5%		5,829,496

Net Assets – 100.0%		$1,108,528,539

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	HKD	34,384	USD	4,385	01/12/2023	$(21,222)
Bank of America, NA	USD	2,243	CLP	1,955,363	01/19/2023	58,565
Bank of America, NA	IDR	40,646,718	USD	2,598	01/26/2023	(21,396)
Bank of America, NA	USD	3,219	IDR	50,143,138	01/26/2023	11,418
Bank of America, NA	KRW	8,283,821	USD	5,796	01/30/2023	(784,977)
Bank of America, NA	CNH	101,280	USD	14,414	02/16/2023	(268,864)
Barclays Bank PLC	BRL	13,268	USD	2,543	01/04/2023	29,885
Barclays Bank PLC	USD	2,502	BRL	13,268	01/04/2023	10,735
Barclays Bank PLC	HKD	27,456	USD	3,525	01/12/2023	6,504
Barclays Bank PLC	HKD	32,474	USD	4,143	01/12/2023	(18,937)
Barclays Bank PLC	USD	5,511	HKD	43,220	01/12/2023	27,895
Barclays Bank PLC	USD	2,731	MXN	53,520	01/19/2023	8,567
Barclays Bank PLC	IDR	143,696,000	USD	9,217	01/26/2023	(41,656)
Barclays Bank PLC	ZAR	79,511	USD	4,660	02/16/2023	(2,652)
BNP Paribas SA	PHP	88,486	USD	1,543	01/26/2023	(47,573)
BNP Paribas SA	USD	5,198	IDR	81,462,655	01/26/2023	51,003
BNP Paribas SA	BRL	5,816	USD	1,123	02/02/2023	27,318
Citibank, NA	CLP	4,015,778	USD	4,469	01/19/2023	(258,375)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	10,015	KRW	13,127,809	01/30/2023	$413,985
Citibank, NA	USD	14,817	INR	1,231,836	03/16/2023	2,901
Goldman Sachs Bank USA	HKD	21,879	USD	2,789	01/12/2023	(14,450)
Goldman Sachs Bank USA	PHP	842,632	USD	14,154	01/26/2023	(991,758)
HSBC Bank USA	HKD	23,076	USD	2,966	01/12/2023	8,782
HSBC Bank USA	HKD	25,942	USD	3,317	01/12/2023	(7,285)
HSBC Bank USA	PLN	53,572	USD	11,811	01/30/2023	(390,582)
HSBC Bank USA	CNH	79,861	USD	11,461	02/16/2023	(115,968)
HSBC Bank USA	USD	27,352	CNH	195,943	02/16/2023	1,054,242
JPMorgan Chase Bank, NA	BRL	16,063	USD	3,079	01/04/2023	36,181
JPMorgan Chase Bank, NA	USD	3,058	BRL	16,063	01/04/2023	(15,633)
JPMorgan Chase Bank, NA	USD	2,582	HKD	20,247	01/12/2023	12,671
JPMorgan Chase Bank, NA	USD	2,739	KRW	3,875,163	01/30/2023	339,287
JPMorgan Chase Bank, NA	USD	3,860	CNH	26,733	02/16/2023	15,850
Morgan Stanley Capital Services, Inc.	BRL	61,224	USD	11,734	01/04/2023	137,902
Morgan Stanley Capital Services, Inc.	BRL	90,555	USD	16,693	01/04/2023	(457,984)
Morgan Stanley Capital Services, Inc.	USD	28,988	BRL	151,779	01/04/2023	(240,873)
Morgan Stanley Capital Services, Inc.	HKD	28,878	USD	3,712	01/12/2023	11,225
Morgan Stanley Capital Services, Inc.	HKD	224,141	USD	28,608	01/12/2023	(115,292)
Morgan Stanley Capital Services, Inc.	MXN	53,520	USD	2,744	01/19/2023	4,971
Morgan Stanley Capital Services, Inc.	PHP	105,271	USD	1,904	01/26/2023	11,857
Morgan Stanley Capital Services, Inc.	KRW	8,719,151	USD	6,111	01/30/2023	(816,182)
Morgan Stanley Capital Services, Inc.	BRL	61,224	USD	11,569	02/02/2023	36,445
Morgan Stanley Capital Services, Inc.	USD	3,519	CNH	25,196	02/16/2023	133,339
Morgan Stanley Capital Services, Inc.	USD	4,177	CNH	28,773	02/16/2023	(5,636)
Morgan Stanley Capital Services, Inc.	USD	14,885	MYR	65,109	03/16/2023	48,618
Natwest Markets PLC	USD	35,886	CNH	256,751	02/16/2023	1,335,553
Standard Chartered Bank	USD	26,653	ZAR	466,376	02/16/2023	693,491
State Street Bank & Trust Co.	HKD	61,393	USD	7,834	01/12/2023	(33,835)
State Street Bank & Trust Co.	USD	3,126	HKD	24,510	01/12/2023	14,806
State Street Bank & Trust Co.	USD	18,611	THB	686,146	01/19/2023	1,228,376
State Street Bank & Trust Co.	USD	2,503	CNH	17,347	02/16/2023	12,260
UBS AG	USD	2,464	HKD	19,183	01/12/2023	(5,653)

						$1,107,849

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $59,471,038 or 5.4% of net assets.

(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(h)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $111,056,635 and gross unrealized depreciation of investments was $(124,897,104), resulting in net unrealized depreciation of $(13,840,469).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:
BRL – Brazilian Real
CLP – Chilean Peso
CNH – Chinese Yuan Renminbi (Offshore)
GBP – Great British Pound
HKD – Hong Kong Dollar
IDR – Indonesian Rupiah
INR – Indian Rupee
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
PHP – Philippine Peso
PLN – Polish Zloty
THB – Thailand Baht
USD – United States Dollar
ZAR – South African Rand

Glossary:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
JSC – Joint Stock Company
PJSC – Public Joint Stock Company

COUNTRY BREAKDOWN1

December 31, 2022 (unaudited)

26.8%	China
13.1%	Taiwan
12.4%	South Korea
11.7%	India
6.8%	Brazil
3.4%	Vietnam
3.1%	United States
3.0%	Hong Kong
2.5%	Philippines
2.3%	Indonesia
2.0%	Poland
1.9%	Mexico
1.8%	Canada
7.8%	Other
1.4%	Short-Term Investments

100.0%	Total Investments

[1]

All data are as of December 31, 2022. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 1.1% or less in the following: Argentina, Chile, Kazakhstan, Macau, Malaysia, Peru, Qatar, Russia, Saudi Arabia, South Africa, Thailand, United Arab Emirates, Uruguay and Zambia.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Financials	$17,724,624	$259,298,425	$0	(a)	$277,023,049
Consumer Discretionary	19,492,128	210,247,863	—		229,739,991
Information Technology	10,622,161	210,288,939	—		220,911,100

Investments in Securities:	Level 1	Level 2		Level 3		Total
Materials	$53,095,411	$23,560,935		$—		$76,656,346
Industrials	16,936,541	42,496,508		1		59,433,050
Utilities	—	54,084,212		—		54,084,212
Energy	7,480,278	27,977,023		1	(a)	35,457,302
Real Estate	—	34,340,186		—		34,340,186
Communication Services	—	28,626,579		—		28,626,579
Health Care	4,679,445	18,729,601		—		23,409,046
Consumer Staples	—	22,789,420		0	(a)	22,789,420
Equity Linked Notes	—	25,050,211		—		25,050,211
Short-Term Investments	15,178,551	—		—		15,178,551

Total Investments in Securities	145,209,139	957,489,902	(b)	2	(a)	1,102,699,043
Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	—	5,784,632		—		5,784,632
Liabilities:
Forward Currency Exchange Contracts	—	(4,676,783)		—		(4,676,783)

Total	$145,209,139	$958,597,751		$2	(a)	$1,103,806,892

(a)	The Portfolio held securities with zero market value at period end.
(b)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2022 is as follows:

Portfolio	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$20,028	$64,439	$69,288	$15,179	$132